Accounting Policies - Reconciliation Net Result under IFRS-EU and IFRS-IASB (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Reconciliation Net Result Eu Ifrs And Iasb Ifrs [abstract]
In accordance with IFRS-EU		€ 4,703	€ 4,905	€ 4,651
Adjustment of the EU IAS 39 carve-out		148	817	411
Tax effect of the adjustment		(90)	(258)	(87)
Effect of adjustment after tax		58	559	324
Net result (before non-controlling interests)	[1]	4,869	5,546	5,050
Non-controlling interests	[1]	108	82	75
In accordance with IFRS-IASB (attributable to the equityholders of the parent)	[1]	€ 4,761	€ 5,464	€ 4,975

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.